Financial Instruments and Risk Management - Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	£ 197	£ 428	£ 177
Non-current asset	1,312	1,818	1,462
Current liability	50	34	48
Non-current liability	787	869	863
Designated in a Cash Flow Hedge [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	187	417	166
Non-current asset	1,061	1,508	1,158
Current liability	41	25	40
Non-current liability	587	616	618
Other [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	10	11	11
Non-current asset	251	310	304
Current liability	9	9	8
Non-current liability	£ 200	£ 253	£ 245